FORM 13F


                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549


                              FORM 13F COVER PAGE

   Report for the Calendar Year or Quarter Ended:  December 31, 2011

        Check here if Amendment []; Amendment Number: __________________

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.


              Institutional Investment Manager Filing this Report:

              Name:   Harvey Partners, LLC
                      ---------------------

              Address:  610 Fifth Avenue, Suite 311
                        ---------------------------
                        New York, New York  10020
                        ----------------------------

                        FORM 13F FILE NUMBER:  28- 12901
                        ---------------------------------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey C. Moskowitz
           --------------------

Title:     Managing Member
           -----------------

Phone:     212-782-3737
           -----------------


Signature, Place, and Date of Signing:

/s/ Jeffrey C. Moskowitz           New York, NY              February 14, 2012
-------------------------        ----------------           -------------------


REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:            None
                                              ----


Form 13F Information Table Entry Total:       50
---------------------------------------       --


Form 13F Information Table Value Total:       $261,375    (thousands)
---------------------------------------       ----------------------


List of Other Included Managers:     None
--------------------------------     ----

                              Harvey Partners, LLC
                           Form 13F Information Table
                               December 31, 2011



                               TITLE                        VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               OF CLASS       CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ -------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCO BRANDS CORP               COM          00081T108     2,509    260,000  SH       SOLE                  260,000     0      0
AEGION CORP                    COM          00770F104     3,375    220,000  SH       SOLE                  220,000     0      0
ALCOA INC                      COM          013817101     3,201    370,000  SH       SOLE                  370,000     0      0
ALCOA INC                      COM          013817101     5,406    625,000  SH  CALL SOLE
ALLIANCE ONE INTL INC          COM          018772103     4,216  1,550,000  SH       SOLE                1,550,000     0      0
AUDIOCODES LTD                 ORD          M15342104     4,134  1,060,000  SH       SOLE                1,060,000     0      0
AXCELIS TECHNOLOGIES INC       COM          054540109       865    650,000  SH       SOLE                  650,000     0      0
CAL DIVE INTL INC DEL          COM          12802T101     6,244  2,775,000  SH       SOLE                2,775,000     0      0
CENVEO INC                     COM          15670S105     2,883    848,000  SH       SOLE                  848,000     0      0
CHART INDS INC                 COM PAR
                               $0.01        16115Q308       751     13,895  SH       SOLE                   13,895     0      0
CORNING INC                    COM          219350105     2,635    203,000  SH       SOLE                  203,000     0      0
CVR ENERGY INC                 COM          12662P108     2,338    124,800  SH       SOLE                  124,800     0      0
DEALERTRACK HLDGS INC          COM          242309102     1,372     50,314  SH       SOLE                   50,314     0      0
DIGITALGLOBE INC               COM NEW      25389M877     2,738    160,000  SH       SOLE                  160,000     0      0
EARTHLINK INC                  COM          270321102    11,753  1,825,000  SH       SOLE                1,825,000     0      0
EARTHLINK INC                  COM          270321102     4,830    750,000  SH  CALL SOLE
ENCORE WIRE CORP               COM          292562105     6,216    240,000  SH       SOLE                  240,000     0      0
ENTROPIC COMMUNICATIONS INC    COM          29384R105     5,110  1,000,000  SH       SOLE                1,000,000     0      0
GRANITE CONSTR INC             COM          387328107     9,488    400,000  SH       SOLE                  400,000     0      0
GREAT LAKES DREDGE & DOCK CO   COM          390607109     3,475    625,000  SH       SOLE                  625,000     0      0
HILLENBRAND INC                COM          431571108    22,878  1,025,000  SH       SOLE                1,025,000     0      0
INTL PAPER CO                  COM          460146103     3,552    120,000  SH       SOLE                  120,000     0      0
LANDEC CORP                    COM          514766104     7,590  1,375,000  SH       SOLE                1,375,000     0      0
LIBBEY INC                     COM          529898108    10,192    800,000  SH       SOLE                  800,000     0      0
LSI CORPORATION                COM          502161102     8,033  1,350,000  SH       SOLE                1,350,000     0      0




LSI CORPORATION                COM          502161102       453     76,100  SH  CALL SOLE
MARTIN MARIETTA MATLS INC      COM          573284106     5,279     70,000  SH       SOLE                   70,000     0      0
METALICO INC                   COM          591176102     2,468    750,000  SH       SOLE                  750,000     0      0
MFC INDL LTD                   COM          55278T105     8,763  1,250,000  SH       SOLE                1,250,000     0      0
MONEYGRAM INTL INC             COM          60935Y208     7,136    402,000  SH       SOLE                  402,000     0      0
MONSTER WORLDWIDE INC          COM          611742107     2,776    350,000  SH       SOLE                  350,000     0      0
ODYSSEY MARINE EXPLORATION I   COM          676118102     6,192  2,260,000  SH       SOLE                2,260,000     0      0
OIL DRI CORP AMER              COM          677864100     6,831    337,500  SH       SOLE                  337,500     0      0
PHOTRONICS INC                 COM          719405102       395     65,000  SH       SOLE                   65,000     0      0
QUANTUM CORP                   COM DSSG     747906204     2,100    875,000  SH       SOLE                  875,000     0      0
SANMINA SCI CORP               COM NEW      800907206     2,560    275,000  SH       SOLE                  275,000     0      0
SCHIFF NUTRITION INTL INC      COM          806693107     5,778    540,000  SH       SOLE                  540,000     0      0
SEAGATE TECHNOLOGY PLC         SHS          G7945M107     5,740    350,000  SH       SOLE                  350,000     0      0
SILICON IMAGE INC              COM          82705T102     3,995    850,000  SH       SOLE                  850,000     0      0
SMITH & WESSON HLDG CORP       COM          831756101     8,829  2,025,000  SH       SOLE                2,025,000     0      0
SUPERTEX INC                   COM          868532102     3,398    180,000  SH       SOLE                  180,000     0      0
TESORO CORP                    COM          881609101     6,774    290,000  SH       SOLE                  290,000     0      0
THESTREET INC                  COM          88368Q103     4,242  2,525,000  SH       SOLE                2,525,000     0      0
TRAVELCENTERS OF AMERICA LLC   COM          894174101     6,758  1,590,000  SH       SOLE                1,590,000     0      0
TUESDAY MORNING CORP           COM NEW      899035505     5,175  1,500,000  SH       SOLE                1,500,000     0      0
ULTRA CLEAN HLDGS INC          COM          90385V107     3,758    615,000  SH       SOLE                  615,000     0      0
UNIVERSAL CORP VA              COM          913456109    12,639    275,000  SH       SOLE                  275,000     0      0
WATTS WATER TECHNOLOGIES INC   CL A         942749102     7,697    225,000  SH       SOLE                  225,000     0      0
WESTERN REFNG INC              COM          959319104     2,203    165,789  SH       SOLE                  165,789     0      0
WESTERN UN CO                  COM          959802109     3,652    200,000  SH       SOLE                  200,000     0      0




--------------------------------------------------------------------------------